PRINCETON LONG/SHORT TREASURY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 60.4%
	U.S. TREASURY BILLS — 60.4%
8,000,000	United States Treasury Bill(a)			0.0000	05/12/22	$ 7,998,178

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,996,419)					7,998,178

Shares						Fair Value
	SHORT-TERM INVESTMENT — 13.9%
	MONEY MARKET FUND - 13.9%
1,844,272	First American Government Obligations Fund, Class X, 0.18% (Cost $1,844,272)(b)					1,844,272

Contracts
	EQUITY OPTIONS PURCHASED - 25.4%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 25.4%
5,718	Nomura Call Option(c)	USB	02/21/2023	$587.03	$ 3,356,400	$ 3,356,400
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,969,091)

	TOTAL INVESTMENTS - 99.7% (Cost $14,809,782)					$ 13,198,850
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%					33,887
	NET ASSETS - 100.0%					$ 13,232,737

NOM	Nomura
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(c)	The Nomura Call option provides Princeton Long/Short Treasury Fund with access to the performance of the Galaxy Plus Fund - ProfitScore Long/Short Feeder Fund (536) LLC ("GPPS"). GPPS effectuates its trading strategy through the Galaxy Plus Fund - ProfitScore Long/Short Master Fund (536) LLC ("GPPSM"). The trading strategy of GPPSM is a short quantative trading program that specializes in treasury futures. Nomura invests into the Feeder (GPPS) and then the Feeder invests in the Master (GPPSM). GPPS charges a 2.0% management fee and 0% incentive fee. The redemption frequency is daily, with one business day's notice. At March 31, 2022, GPPSM holdings are all cash.